UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of July 31, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amount in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 93.1%
	Australia — 6.2%
1,039	AMP Ltd.	4,480
798	Australia & New Zealand Banking Group Ltd.	18,924
449	BGP Holdings Beneficial (a)	7
970	BHP Billiton Ltd.	20,193
313	Commonwealth Bank of Australia	20,944
52	CSL Ltd.	5,200
1,047	Dexus	7,861
1,882	Goodman Group	11,994
139	Macquarie Group Ltd.	9,534
52	National Australia Bank Ltd.	1,250
414	Wesfarmers Ltd.	13,483
168	Westpac Banking Corp.	4,285

		118,155

	Austria — 0.5%
222	Erste Group Bank AG (a)	9,194

	Belgium — 1.1%
180	Anheuser-Busch InBev SA/NV	21,672

	Denmark — 1.1%
77	Chr Hansen Holding A/S	6,224
333	Novo Nordisk A/S, Class B	14,182

		20,406

	Finland — 1.9%
123	Cargotec OYJ, Class B	7,486
2,251	Nokia OYJ	14,363
668	Outokumpu OYJ	5,616
142	Wartsila OYJ Abp	9,408

		36,873

	France — 9.6%
163	Air Liquide SA	20,046
207	Airbus SE	17,336
650	AXA SA	19,188
226	BNP Paribas SA	17,519
72	Capgemini SE	7,797
745	Natixis SA	5,412
84	Pernod Ricard SA	11,587
118	Renault SA	10,627
211	Sanofi	20,114
200	Schneider Electric SE (a)	15,692
72	Sodexo SA	8,490
328	TOTAL SA	16,676
489	Vivendi SA	11,296

		181,780

	Germany — 9.2%
53	adidas AG	12,210
15	Allianz SE (Registered)	3,264
26	BASF SE	2,485
192	Bayer AG (Registered)	24,330
167	Brenntag AG	9,490
250	Daimler AG (Registered)	17,493
85	Deutsche Bank AG (Registered)	1,516
108	Deutsche Boerse AG	11,256
333	Deutsche Post AG (Registered)	12,918
642	Deutsche Telekom AG (Registered)	11,734
45	HeidelbergCement AG	4,431
452	Infineon Technologies AG	9,815
42	Linde AG	8,005
215	SAP SE	22,804
167	Siemens AG (Registered)	22,721

		174,472

	Hong Kong — 2.5%
816	AIA Group Ltd.	6,417
701	Cheung Kong Property Holdings Ltd.	5,670
1,008	CK Hutchison Holdings Ltd.	13,260
153	Hang Seng Bank Ltd.	3,318
882	Power Assets Holdings Ltd.	8,914
766	Sands China Ltd.	3,546
851	Wharf Holdings Ltd. (The)	7,236

		48,361

	Ireland — 0.5%
85	Ryanair Holdings plc, ADR (a)	9,593

	Israel — 0.6%
334	Teva Pharmaceutical Industries Ltd., ADR	10,748

	Italy — 3.4%
510	Assicurazioni Generali SpA	9,255
330	Atlantia SpA	10,045
2,669	Enel SpA	15,228
1,244	Intesa Sanpaolo SpA	4,282
10,249	Telecom Italia SpA (a)	10,544
743	UniCredit SpA (a)	14,595

		63,949

	Japan — 20.9%
250	Bridgestone Corp.	10,501
57	Central Japan Railway Co.	9,125
101	Daikin Industries Ltd.	10,735
93	Dentsu, Inc.	4,362
355	DMG Mori Co. Ltd.	5,894
135	East Japan Railway Co.	12,661

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amount in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Japan — continued
112		Electric Power Development Co. Ltd.	2,833
1,264		Fujitsu Ltd.	9,414
1,782		Hitachi Ltd.	12,260
393		Honda Motor Co. Ltd.	10,987
459		J Front Retailing Co. Ltd.	6,564
253		Japan Airlines Co. Ltd.	8,181
73		Japan Tobacco, Inc.	2,519
254		JFE Holdings, Inc.	4,906
1,353		JXTG Holdings, Inc.	6,016
1,036		Kajima Corp.	9,034
224		KDDI Corp.	5,933
10		Keyence Corp.	4,481
588		Kirin Holdings Co. Ltd.	12,953
397		Kyowa Hakko Kirin Co. Ltd.	7,186
322		Kyushu Electric Power Co., Inc.	3,818
151		Mabuchi Motor Co. Ltd.	7,963
520		Mazda Motor Corp.	7,810
318		Medipal Holdings Corp.	5,817
2,447		Mitsubishi UFJ Financial Group, Inc.	15,521
430		Mitsui Fudosan Co. Ltd.	9,864
197		MS&AD Insurance Group Holdings, Inc.	6,906
434		NGK Spark Plug Co. Ltd.	8,753
90		Nidec Corp.	9,873
203		Nippon Steel & Sumitomo Metal Corp.	4,981
292		Nippon Telegraph & Telephone Corp.	14,309
—	(h)	Nitori Holdings Co. Ltd.	12
325		ORIX Corp.	5,154
135		Otsuka Corp.	8,830
110		Otsuka Holdings Co. Ltd.	4,840
465		Renesas Electronics Corp. (a)	4,361
307		Seiko Epson Corp.	8,089
328		Seven & i Holdings Co. Ltd.	13,224
93		Shin-Etsu Chemical Co. Ltd.	8,460
338		Sony Corp.	13,906
1,105		Sumitomo Bakelite Co. Ltd.	8,027
364		Sumitomo Mitsui Financial Group, Inc.	14,057
225		Sumitomo Realty & Development Co. Ltd.	6,811
178		Suntory Beverage & Food Ltd.	8,716
423		Takashimaya Co. Ltd.	3,870
990		Tokyo Gas Co. Ltd.	5,252
389		Toyota Motor Corp.	21,925
399		Yamato Holdings Co. Ltd.	8,007

			395,701

		Luxembourg — 0.6%
395		ArcelorMittal (a)	10,390

		Netherlands — 5.1%
71		ASML Holding NV	10,725
133		Heineken NV	13,915
932		ING Groep NV	17,407
248		Koninklijke Philips NV	9,487
197		NN Group NV	7,965
544		Royal Dutch Shell plc, Class A	15,364
738		Royal Dutch Shell plc, Class B	21,029

			95,892

		New Zealand — 0.4%
2,347		Spark New Zealand Ltd.	6,610

		Norway — 0.4%
1,141		Norsk Hydro ASA	7,364

		Portugal — 0.3%
330		Galp Energia SGPS SA	5,285

		Singapore — 0.9%
988		DBS Group Holdings Ltd.	15,759
371		Singapore Exchange Ltd.	2,071

			17,830

		Spain — 2.3%
1,428		Banco Santander SA	9,725
1,989		Bankia SA	10,055
1,431		Iberdrola SA	11,280
302		Repsol SA	5,059
686		Telefonica SA	7,770

			43,889

		Sweden — 0.8%
1,140		Nordea Bank AB	14,380

		Switzerland — 8.9%
181		Cie Financiere Richemont SA (Registered)	15,353
196		Credit Suisse Group AG (Registered) (a)	3,016
213		Ferguson PLC	12,714
208		LafargeHolcim Ltd. (Registered) (a)	12,459
577		Nestle SA (Registered)	48,683
224		Novartis AG (Registered)	19,044
127		Roche Holding AG	32,072
791		UBS Group AG (Registered) (a)	13,762
39		Zurich Insurance Group AG	12,001

			169,104

		United Kingdom — 15.0%
726		3i Group plc	8,963
194		Associated British Foods plc	7,605
216		AstraZeneca plc	12,853

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amount in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Kingdom — continued
1,491	Aviva plc	10,599
830	Barratt Developments plc	6,745
2,212	BP plc	12,993
419	British American Tobacco plc	26,089
3,811	Centrica plc	9,984
1,352	Dixons Carphone plc	4,801
793	GlaxoSmithKline plc	15,784
2,846	HSBC Holdings plc	28,503
229	InterContinental Hotels Group plc	12,966
2,873	ITV plc	6,569
11,662	Lloyds Banking Group plc	10,082
653	Prudential plc	15,941
104	Reckitt Benckiser Group plc	10,115
150	Rio Tinto Ltd.	7,928
76	Rio Tinto plc	3,539
1,362	Standard Chartered plc (a)	15,224
2,513	Taylor Wimpey plc	6,313
189	TechnipFMC plc (a)	5,392
182	Unilever NV, CVA	10,615
7,117	Vodafone Group plc	20,862
81	Whitbread plc	4,108
457	WPP plc	9,313

		283,886

	United States — 0.9%
319	Shire plc	17,835

	Total Common Stocks (Cost $1,505,330)	1,763,369

PRINCIPAL AMOUNT($)
Corporate Bond — 0.0% (g)
	Brazil — 0.0% (g)
BRL 11	Vale SA, Series A6, VAR, 0.000% (x) (y) (Cost $—)	—	(h)

SHARES
Preferred Stocks — 0.9%
	Germany — 0.9%
102	Henkel AG & Co. KGaA (Preference)	14,494
24	Volkswagen AG (Preference)	3,709

	Total Preferred Stocks (Cost $13,516)	18,203

Short-Term Investment — 5.0%
	Investment Company — 5.0%
94,279	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.860% (b) (l) (Cost $94,279)	94,279

	Total Investments — 99.0% (Cost $1,613,125)	1,875,851
	Other Assets in Excess of Liabilities — 1.0%	18,787

	NET ASSETS — 100.0%	$1,894,638

Percentages indicated are based on net assets.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, July 31, 2017

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	13.3%
Pharmaceuticals	8.6
Insurance	4.9
Oil, Gas & Consumable Fuels	4.4
Automobiles	3.9
Beverages	3.7
Metals & Mining	3.5
Diversified Telecommunication Services	3.3
Food Products	3.0
Chemicals	2.8
Capital Markets	2.7
Industrial Conglomerates	2.4
Electric Utilities	2.1
Electrical Equipment	1.8
Real Estate Management & Development	1.6
Hotels, Restaurants & Leisure	1.6
Tobacco	1.5
Textiles, Apparel & Luxury Goods	1.5
Household Durables	1.4
Wireless Telecommunication Services	1.4
Food & Staples Retailing	1.4
IT Services	1.4
Semiconductors & Semiconductor Equipment	1.3
Household Products	1.3
Biotechnology	1.2
Software	1.2
Machinery	1.2
Trading Companies & Distributors	1.2
Road & Rail	1.2
Air Freight & Logistics	1.1
Media	1.1
Equity Real Estate Investment Trusts (REITs)	1.1
Auto Components	1.0
Others (each less than 1.0%)	9.9
Short-Term Investment	5.0

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
215	TOPIX Index	09/07/17	JPY	$31,535	$184
1,097	Euro STOXX 50 Index	09/15/17	EUR	44,706	(991)
305	FTSE 100 Index	09/15/17	GBP	29,423	(393)

					$(1,200)

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amount in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
BRL	—	Brazilian Real
CVA	—	Dutch Certification
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
TOPIX	—	Tokyo Price Index
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2017.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of July 31, 2017.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of July 31, 2017.
(y)	—	Preferred Security.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$284,858
Aggregate gross unrealized depreciation	(22,132)

Net unrealized appreciation/depreciation	$262,726

Federal income tax cost of investments	$1,613,125

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2017 (Unaudited) (continued)

(Amount in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$118,148	$7		$118,155
Austria	—	9,194	—		9,194
Belgium	—	21,672	—		21,672
Denmark	—	20,406	—		20,406
Finland	—	36,873	—		36,873
France	—	181,780	—		181,780
Germany	—	174,472	—		174,472
Hong Kong	—	48,361	—		48,361
Ireland	9,593	—	—		9,593
Israel	10,748	—	—		10,748
Italy	—	63,949	—		63,949
Japan	—	395,701	—		395,701
Luxembourg	—	10,390	—		10,390
Netherlands	—	95,892	—		95,892
New Zealand	—	6,610	—		6,610
Norway	—	7,364	—		7,364
Portugal	—	5,285	—		5,285
Singapore	—	17,830	—		17,830
Spain	—	43,889	—		43,889
Sweden	—	14,380	—		14,380
Switzerland	—	169,104	—		169,104
United Kingdom	—	283,886	—		283,886
United States	—	17,835	—		17,835

Total Common Stocks	20,341	1,743,021	7		1,763,369

Preferred Stocks
Germany	—	18,203	—		18,203
Debt Securities
Corporate Bonds
Brazil	—	—	—	(a)	—	(a)

Short-Term Investment
Investment Company	94,279	—	—		94,279

Total Investments in Securities	$114,620	$1,761,224	$7		$1,875,851

Appreciation in Other Financial Instruments
Futures Contracts	$—	$184	$—		$184

Depreciation in Other Financial Instruments
Futures Contracts	$—	$(1,384)	$—		$(1,384)

(a) Amount rounds to less than $500.

Transfers from level 1 to level 2 in the amount of approximately $13,955,000 are due to applying the fair value factors to certain securities during the period ended July 31, 2017.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
September 28, 2017

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
September 28, 2017